Termination of Agreements (Details Narrative) (USD $)	12 Months Ended		48 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2011
Going Public Engagement Details Narrative
Loans and note payable	$ 41,029		$ 41,029
Accrued interest	2,685		2,685	1,851
Extinguishment of Debt		$ 52,894	$ 52,894